Offerings	Nov. 07, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number or amount of securities is being registered as may be issued from time to time at indeterminate prices. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of the registration fee, except for $26,998 that has already been paid with respect to $208,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-268218) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number or amount of securities is being registered as may be issued from time to time at indeterminate prices. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of the registration fee, except for $26,998 that has already been paid with respect to $208,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-268218) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number or amount of securities is being registered as may be issued from time to time at indeterminate prices. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of the registration fee, except for $26,998 that has already been paid with respect to $208,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-268218) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number or amount of securities is being registered as may be issued from time to time at indeterminate prices. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of the registration fee, except for $26,998 that has already been paid with respect to $208,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-268218) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number or amount of securities is being registered as may be issued from time to time at indeterminate prices. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of the registration fee, except for $26,998 that has already been paid with respect to $208,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-268218) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number or amount of securities is being registered as may be issued from time to time at indeterminate prices. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of the registration fee, except for $26,998 that has already been paid with respect to $208,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-268218) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number or amount of securities is being registered as may be issued from time to time at indeterminate prices. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of the registration fee, except for $26,998 that has already been paid with respect to $208,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-268218) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number or amount of securities is being registered as may be issued from time to time at indeterminate prices. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of the registration fee, except for $26,998 that has already been paid with respect to $208,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-268218) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268218
Carry Forward Initial Effective Date	Nov. 17, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268218
Carry Forward Initial Effective Date	Nov. 17, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-268218
Carry Forward Initial Effective Date	Nov. 17, 2022
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-268218
Carry Forward Initial Effective Date	Nov. 17, 2022
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-268218
Carry Forward Initial Effective Date	Nov. 17, 2022
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-268218
Carry Forward Initial Effective Date	Nov. 17, 2022
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-268218
Carry Forward Initial Effective Date	Nov. 17, 2022
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-268218
Carry Forward Initial Effective Date	Nov. 17, 2022
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 208,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-268218
Carry Forward Initial Effective Date	Nov. 17, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 26,998.00
Offering Note	(1) Omitted pursuant to Form S-3 General Instruction II.E. An unspecified number or amount of securities is being registered as may be issued from time to time at indeterminate prices. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued hereunder as a result of stock splits, stock dividends or similar transactions. (2) In reliance on and in accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of the registration fee, except for $26,998 that has already been paid with respect to $208,000,000 aggregate amount of securities that were previously registered pursuant to a registration statement on Form S-3 (File No. 333-268218) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. (3) The Registrant previously filed its registration statement on Form S-3 (File No. 333-268218) (the "Prior Registration Statement") relating to the offer and sale of up to an aggregate of $300,000,000 of any combination of the securities described in the Prior Registration Statement, for which a filing fee of $38,940 was paid. Pursuant to Rule 415(a)(6) of the Securities Act, this Registration Statement includes $208,000,000 aggregate amount of the unsold securities that had previously been registered under the Prior Registration Statement (the "Unsold Securities"). Pursuant to Rule 415(a)(6), the Registrant is carrying forward to this Registration Statement the Unsold Securities and the filing fees previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities that are being carried forward to this Registration Statement. The Registrant expects to offset all of part of any registration fee due under this Registration Statement by the available fee offset of $26,998 with respect to the Unsold Securities and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.